UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Templeton Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/12

Item 1. Proxy Voting Records.

DEX ONE CORPORATION Meeting Date: MAY 08, 2012 Record Date: MAR 15, 2012 Meeting Type: ANNUAL
Ticker: DEXO Security ID: 25212W100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director Jonathan B. Bulkeley	Management	For	For
2	Elect Director Eugene I. Davis	Management	For	For
3	Elect Director Richard L. Kuersteiner	Management	For	For
4	Elect Director W. Kirk Liddell	Management	For	For
5	Elect Director Mark A. McEachen	Management	For	For
6	Elect Director Alfred T. Mockett	Management	For	For
7	Elect Director Alan F. Schultz	Management	For	For
8	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
9	Ratify Auditors	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Templeton Limited Duration Income Trust

By (Signature and Title)*/s/LAURA F. FERGERSON

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date  August 24, 2012

* Print the name and title of each signing officer under his or her signature.